Consolidated Balance Sheets £ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets:
Cash and equivalents	$ 436	$ 712
Accounts receivable, net of allowance for credit losses of $13 and $14	899	938
Contract assets	178	215
Other current assets	121	146
Total current assets	1,634	2,011
Claims and accounts receivable	30	59
Property, plant, and equipment, net of accumulated depreciation of $419 and $386 (including net PPE of $24 and $29 owned by a variable interest entity)	130	130
Operating lease right-of-use assets	154	175
Goodwill	1,761	1,265
Intangible assets, net of accumulated amortization of $228 and $184	683	495
Equity in and advances to unconsolidated affiliates	881	846
Deferred income taxes	297	236
Other assets	135	143
Total assets	5,705	5,360
Current liabilities:
Accounts payable	574	572
Contract liabilities	356	484
Accrued salaries, wages and benefits	283	209
Nonrecourse project debt	5	11
Operating lease liabilities	44	39
Other current liabilities	193	186
Total current liabilities	1,455	1,501
Pension obligations	381	277
Employee compensation and benefits	110	115
Income tax payable	96	92
Deferred income taxes	26	16
Nonrecourse project debt	2	7
Long term debt	1,584	1,183
Operating lease liabilities	186	192
Other liabilities	256	124
Total liabilities	4,096	3,507
KBR shareholders’ equity:
Preferred stock, $0.001 par value, 50,000,000 shares authorized, none issued	0	0
Common stock, $0.001 par value 300,000,000 shares authorized, 179,087,655 and 178,330,201 shares issued, and 140,766,052 and 141,819,148 shares outstanding, respectively	0	0
PIC	2,222	2,206
Retained earnings	1,305	1,437
Treasury stock, 38,321,603 shares and 36,511,053 shares, at cost, respectively	(864)	(817)
AOCL	(1,083)	(987)
Total KBR shareholders’ equity	1,580	1,839
Noncontrolling interests	29	14
Total shareholders’ equity	1,609	1,853
Total liabilities and shareholders’ equity	$ 5,705	$ 5,360